Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Other NEOs(1) ($)	Average Compensation Actually Paid to Other NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group (Old) Total Shareholder Return(4) ($)	Peer Group (New) Total Shareholder Return(4) ($)	Net Income (millions)(5) ($)	Adjusted Pretax Income (millions)(6) ($)
2024	4,700,355	15,814,569	3,447,050	8,425,000	628.33	486.88	465.66	219	295
2023	3,165,415	5,478,525	1,669,219	3,011,582	207.33	266.06	262.63	108	141
2022	2,225,000	1,383,169	1,635,584	1,258,957	86.94	143.43	144.42	35	51
2021	2,873,900	5,812,565	1,085,576	1,924,602	143.81	175.65	152.12	67	80

Company Selected Measure Name	Adjusted Pretax Income
Named Executive Officers, Footnote
The PEO in all four reporting years was Jeffrey L. Gendell. The non-PEO NEOs for fiscal years 2024, 2023 and 2022 were Matthew J. Simmes, Tracy A. McLauchlin and Mary K. Newman. The only non-PEO NEO for fiscal year 2021 was Tracy A. McLauchlin.

Peer Group Issuers, Footnote	The Company’s peer group for purposes of Item 201(e)(1)(ii) of Regulation S-K was utilized for the purpose of calculating peer group TSR. The peer group TSR was calculated using (a) a customized peer group of four companies that includes Comfort Systems USA Inc., MYR Group Inc., Sterling Infrastructure, Inc. and Primoris (the "Peer Group (Old)") and (b) a revised customized peer group of five companies that includes Comfort Systems USA Inc., MYR Group Inc., Sterling Infrastructure, Inc., Primoris and Installed Building Products, Inc. (the “Peer Group (New)”). The change from the Peer Group (Old) to the Peer Group (New) was made in fiscal 2024 to better reflect companies relevant to the Company's current business.
PEO Total Compensation Amount	$ 4,700,355	$ 3,165,415	$ 2,225,000	$ 2,873,900
PEO Actually Paid Compensation Amount	$ 15,814,569	5,478,525	1,383,169	5,812,565
Adjustment To PEO Compensation, Footnote	The following adjustments were made to the Summary Compensation Table total compensation amounts to determine CAP for each applicable year in accordance with Item 402(v)(2) of Regulation S-K. None of our NEOs participate in any defined benefit or actuarial pension plan.

	2024		2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Summary Compensation Table Total	4,700,355	3,447,050	3,165,415	1,669,219	2,225,000	1,635,584	2,873,900	1,085,576
Deduct grant date fair value of stock awards	(926,429)	(515,231)	(902,452)	(437,082)	(1,400,000)	(920,557)	(1,823,000)	(365,459)
Add year-end fair value of equity awards granted during the year and unvested at fiscal year end	2,805,659	1,560,363	1,873,409	907,228	406,500	478,457	3,046,015	398,280
Add change in year-end fair value (compared to prior fiscal year end) for awards granted in prior fiscal years and unvested at fiscal year end	7,575,484	3,524,538	2,031,500	983,909	123,669	33,236	—	639,813
Add year-end fair value of equity awards granted and vested during the fiscal year	—	—	—	—	—	—	1,715,650	—
Add change in vesting date fair value (compared to prior fiscal year end) for awards vested during the year	1,659,500	408,280	(689,347)	(111,692)	28,000	32,237	—	166,392
Compensation Actually Paid	15,814,569	8,425,000	5,478,525	3,011,582	1,383,169	1,258,957	5,812,565	1,924,602

(a)	The fair value of equity award adjustments for each applicable year were calculated in accordance with ASC Topic 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that awards which vest upon achievement of a specified share price were valued using a Monte Carlo simulation performed as of the applicable valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 3,447,050	1,669,219	1,635,584	1,085,576
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,425,000	3,011,582	1,258,957	1,924,602
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to the Summary Compensation Table total compensation amounts to determine CAP for each applicable year in accordance with Item 402(v)(2) of Regulation S-K. None of our NEOs participate in any defined benefit or actuarial pension plan.

	2024		2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Summary Compensation Table Total	4,700,355	3,447,050	3,165,415	1,669,219	2,225,000	1,635,584	2,873,900	1,085,576
Deduct grant date fair value of stock awards	(926,429)	(515,231)	(902,452)	(437,082)	(1,400,000)	(920,557)	(1,823,000)	(365,459)
Add year-end fair value of equity awards granted during the year and unvested at fiscal year end	2,805,659	1,560,363	1,873,409	907,228	406,500	478,457	3,046,015	398,280
Add change in year-end fair value (compared to prior fiscal year end) for awards granted in prior fiscal years and unvested at fiscal year end	7,575,484	3,524,538	2,031,500	983,909	123,669	33,236	—	639,813
Add year-end fair value of equity awards granted and vested during the fiscal year	—	—	—	—	—	—	1,715,650	—
Add change in vesting date fair value (compared to prior fiscal year end) for awards vested during the year	1,659,500	408,280	(689,347)	(111,692)	28,000	32,237	—	166,392
Compensation Actually Paid	15,814,569	8,425,000	5,478,525	3,011,582	1,383,169	1,258,957	5,812,565	1,924,602

(a)	The fair value of equity award adjustments for each applicable year were calculated in accordance with ASC Topic 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that awards which vest upon achievement of a specified share price were valued using a Monte Carlo simulation performed as of the applicable valuation date.

Equity Valuation Assumption Difference, Footnote	The fair value of equity award adjustments for each applicable year were calculated in accordance with ASC Topic 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that awards which vest upon achievement of a specified share price were valued using a Monte Carlo simulation performed as of the applicable valuation date.
Compensation Actually Paid vs. Total Shareholder Return	Relationship between Compensation Actually Paid and Financial Performance Measures
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Relationship between Compensation Actually Paid and Financial Performance Measures
Total Shareholder Return Amount	$ 628.33	207.33	86.94	143.81
Peer Group Total Shareholder Return Amount	465.66	262.63	144.42	152.12
Net Income (Loss)	$ 219,000,000	$ 108,000,000	$ 35,000,000	$ 67,000,000
Company Selected Measure Amount	295,000,000	141,000,000	51,000,000	80,000,000
PEO Name	Jeffrey L. Gendell
Additional 402(v) Disclosure
In accordance with recent SEC rules, the following table and accompanying discussion and charts provide information on the relationship between the “compensation actually paid” to our PEO and our other NEOs (calculated in accordance with Item 402(v) of Regulation S-K) and certain measures of the Company’s financial performance, including Total Shareholder Return, Net Income and a Company-Selected Metric that is most important to the determination of executive compensation (in the Company’s case, Adjusted Pretax Income).
	The compensation actually paid (“CAP”) set forth in the table below does not reflect amounts actually realized by our NEOs, and the HR Compensation Committee did not consider CAP when making compensation decisions for any of the years presented.Reflects total shareholder return (“TSR”) calculated in the manner required by Item 201(e) of Regulation S-K and reflects the cumulative value of $100, including the reinvestment of dividends, if such amount were invested on September 30, 2020.Reflects consolidated net income calculated in accordance with GAAP for each of the fiscal years shown.
Peer Group Total Shareholder Return Amount, Prior	$ 486.88	$ 266.06	$ 143.43	$ 175.65
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pretax Income
Non-GAAP Measure Description
Reflects Adjusted Pretax Income for each of the years shown. Adjusted Pretax Income is calculated as income from continuing operations before income taxes, stock compensation expense and restructuring charges, less gains or losses on the disposition of a business, adjusted, in the sole discretion of the HR Compensation Committee, to reflect extraordinary items during the fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Share price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (926,429)	(902,452)	(1,400,000)	(1,823,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,805,659	1,873,409	406,500	3,046,015
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,575,484	2,031,500	123,669	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,715,650
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,659,500	(689,347)	28,000	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,231)	(437,082)	(920,557)	(365,459)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,560,363	907,228	478,457	398,280
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,524,538	983,909	33,236	639,813
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 408,280	$ (111,692)	$ 32,237	$ 166,392